UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 81-4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock MUTUAL FUNDS

John Hancock Greater China Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Greater China Opportunities Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Common Stocks 99.56%		$105,486,851

(Cost $89,783,470)

China 35.36%		37,461,027

Anhui Conch Cement Company, Ltd.	174,000	813,338
China Coal Energy Company, Ltd., Series H	1,369,000	1,964,668
China Merchants Bank Company, Ltd.	929,500	2,203,038
China Minsheng Banking Corp. Ltd.	2,703,500	2,376,215
China National Building Material Company, Ltd.	616,000	1,234,411
China Shenhua Energy Company, Ltd., Class H	529,000	2,650,695
China Zhengtong Auto Services Holdings, Ltd. (I)	621,500	821,357
CNOOC, Ltd.	639,000	1,420,278
Country Garden Holdings Company	4,516,000	2,325,818
Daphne International Holdings, Ltd.	1,476,000	1,587,899
Evergrande Real Estate Group, Ltd.	3,141,000	2,367,411
Industrial & Commercial Bank of China	5,511,500	4,214,623
International Mining Machinery Holdings, Ltd.	1,379,500	1,366,846
Maoye International Holdings, Ltd. (I)	2,553,000	1,216,837
NVC Lighting Holdings, Ltd.	2,421,000	1,269,220
PetroChina Company, Ltd., Class H	1,592,000	2,263,019
PICC Property & Casualty Company, Ltd., Class H (I)	908,000	1,576,543
Ping An Insurance Group Company	230,000	2,247,442
Qihoo 360 Technology Company, Ltd., ADR (I)	40,000	922,000
Tsingtao Brewery Company, Ltd., Series H	106,000	674,893
Zhongsheng Group Holdings Ltd.	662,500	1,405,364
Zhuzhou CSR Times Electric Company, Ltd.	182,000	539,112

Hong Kong 30.79%		32,626,075

BOC Hong Kong Holdings, Ltd.	693,500	2,077,900
Cheung Kong Holdings, Ltd.	110,000	1,675,251
China Foods, Ltd.	906,000	790,416
China Metal Recycling Holdings, Ltd.	1,081,200	1,456,720
China Mobile, Ltd.	296,000	2,945,347
China Unicom Hong Kong, Ltd.	858,000	1,717,119
CLP Holdings, Ltd.	80,000	739,920
Comba Telecom Systems Holdings Ltd.	809,050	742,049
COSCO Pacific, Ltd.	586,000	947,477
Digital China Holdings, Ltd.	750,000	1,276,780
Fook Woo Group Holdings, Ltd. (I)	3,216,000	946,947
G-Resources Group, Ltd. (I)	9,246,000	745,874
GCL-Poly Energy Holdings, Ltd.	2,025,000	1,150,179
Haier Electronics Group Company, Ltd. (I)	424,000	515,967
Hong Kong Exchanges & Clearing, Ltd.	91,600	1,886,876
Hutchison Whampoa, Ltd.	240,000	2,790,148
Hysan Development Company, Ltd.	172,000	805,368
Kerry Properties, Ltd.	155,000	751,669
Kunlun Energy Company, Ltd.	1,348,000	2,246,557
Lonking Holdings, Ltd.	2,288,000	1,161,514
Luk Fook Holdings International, Ltd.	205,000	1,071,417
Swire Pacific, Ltd., Class A	108,000	1,522,744
Techtronic Industries Company	861,500	899,249
Wharf Holdings, Ltd.	241,000	1,762,587

Macau 1.69%		1,788,675

Sands China, Ltd. (I)	592,000	1,788,675

Taiwan 31.72%		33,611,074

Advanced Semiconductor Engineering, Inc.	1,339,000	1,445,694

1

Greater China Opportunities Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Taiwan (continued)

Asustek Computer, Inc.	129,320	$1,040,321
Catcher Technology Company, Ltd.	251,000	2,193,127
China Petrochemical Development Corp.	832,000	1,292,479
Chinatrust Financial Holding Company, Ltd.	1,350,000	1,217,133
First Steamship Company, Ltd.	582,000	1,500,945
Formosa Plastics Corp.	233,000	876,589
Foxconn Technology Company, Ltd.	340,000	1,568,015
Fubon Financial Holding Company, Ltd.	955,000	1,556,453
HTC Corp.	39,900	1,186,970
Huaku Development Company, Ltd.	349,682	1,040,428
J Touch Corp. (I)	498,000	1,253,884
Oriental Union Chemical Corp.	828,000	1,489,836
Prince Housing & Development Corp.	1,890,000	1,933,394
Ruentex Industries, Ltd. (I)	505,000	1,245,052
Taiwan Fertilizer Company, Ltd. (I)	330,000	1,178,594
Taiwan Glass Industrial Corp.	62,900	97,389
Taiwan Mobile Company, Ltd. (I)	783,000	2,153,170
Taiwan Semiconductor Manufacturing Company, Ltd.	1,513,089	3,777,597
Taiwan Surface Mounting Technology Company, Ltd.	464,200	1,327,982
Uni-President Enterprises Corp.	731,000	1,198,991
Unimicron Technology Corp.	603,000	1,072,633
Yuanta Financial Holdings Company, Ltd. (I)	2,750,000	1,964,398

Total investments (Cost $89,783,470)† 99.56%		$105,486,851

Other assets and liabilities, net 0.44%		$470,117

Total net assets 100.00%		$105,956,968

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $89,870,928. Net unrealized appreciation aggregated $15,615,923, of which $18,002,416 related to appreciated investment securities and $2,386,493 related to depreciated investment securities.

The Fund had the following sector composition as of 7-31-11 (as a percentage of total net assets):

Financials	34%
Information Technology	17%
Consumer Discretionary	10%
Energy	10%
Industrials	9%
Materials	8%
Telecommunication Services	6%
Consumer Staples	4%
Utilities	2%

2

Greater China Opportunities Fund
As of 7-31-11 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/11	Price	Inputs	Inputs
Common Stocks
China	$37,461,027	$922,000	$36,539,027	—
Hong Kong	32,626,075	—	32,626,075	—
Macau	1,788,675	—	1,788,675	—
Taiwan	33,611,074	—	33,611,074	—
Total Investments in Securities	$105,486,851	$922,000	$104,564,851	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

080Q3 7/11
9/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 20, 2011

By: /s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 20, 2011